Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	67.00%	65.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	33.00%	35.00%